Property, Plant and Equipment, Net (Schedule of Net Carrying Values of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 1,125,820	$ 818,561	$ 667,642
Carrying amount before prepayments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Roads, buildings and leasehold improvements	65,808	59,423
Facilities, machinery and equipment	572,638	588,195
Wind turbines	29,281	0
Computers	0	252
Office furniture and equipment	171	375
Assets under construction	409,780	127,116
Other	48,142	43,200
Property, plant and equipment, net	$ 1,125,820	$ 818,561